Structural Settlements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Structured settlements-at cost	$ 1,574	$ 1,553
Structured settlements-at fair value	1,680	12,376
Structured settlements receivable, net	$ 3,254	$ 13,929